UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

                                 Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

                         Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:     (877) 200-1878

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2023

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not

authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited)

Shares		Value

Private Investment Funds(a) - 88.5%
	Diversified – 88.5%
95,812	AEW Core Property (U.S.), LP	$106,295,813
—	AEW Value Investors US LP(b)(c)	60,766,377
99,566,418	CBRE U.S. Core Partners LP	177,274,024
155,124,479	CBRE U.S. Logistics Partners LP(b)	204,438,551
68,736	Clarion Gables Multifamily Trust LP	108,640,503
128,870	Clarion Lion Properties Fund LP	213,877,992
72,769	GI Partners ETS Fund(b)	88,454,924
—	GWL U.S. Property Fund LP(b)(d)	135,890,948
66,554	Harrison Street Core Property Fund	103,105,013
96,999	Heitman America Real Estate LP	131,462,533
112,217	Heitman Core Real Estate Debt Income Trust LP(b)	103,673,378
23,668	Hines European Property Partners(b)	33,330,037
987	Invesco Core Real Estate USA LP	199,539,483
864,289	Invesco Real Estate Asia Fund	107,272,992
874,442	RREEF America REIT II, Inc.	121,689,789
29,449	TA Realty Core Property Fund, LP	41,563,859
2,239	Trumbull Property Fund LP	21,619,795
1,018	Trumbull Property Income Fund, LP	12,960,401
—	US Government Building Open-End Feeder, LP(e)	46,449,746
—	USGBF Alpha Feeder LP(f)(g)	30,949,939
61,016	Walton Street Real Estate Core-Plus Fund, LP(b)	76,414,817

	Total Private Investment Funds	2,125,670,914

	(Cost $1,933,894,677)
Common Stocks - 10.8%
	Apartments/Single Family Residential – 2.4%
221,838	American Homes 4 Rent, Class A Shares, REIT(h)	7,473,722
422,688	Apartment Income REIT Corp.(h)	12,976,522
50,419	AvalonBay Communities, Inc., REIT(h)	8,658,959
73,932	Camden Property Trust, REIT(h)	6,992,489
498	Daiwa House REIT Investment Corp. (Japan)(h)	878,645
117,364	Equity Residential, REIT(h)	6,890,440
12,457	Essex Property Trust, Inc., REIT(h)	2,642,005
2,755	Invincible Investment Corp., REIT (Japan)(h)	1,137,889
267,255	Invitation Homes, Inc., REIT(h)	8,469,311
26,002	Spirit Realty Capital, Inc., REIT(h)	871,847

		56,991,829

	Diversified – 2.2%
286	Activia Properties, Inc., REIT (Japan)(h)	789,041
7,237	American Tower Corp., REIT(h)	1,190,125
125,793	Arena, REIT (Australia)(h)	270,044
145,055	Broadstone Net Lease, Inc., REIT(h)	2,074,286
345,880	Cromwell European Real Estate Investment Trust, REIT (Singapore)(h)	468,072
12,561	Crown Castle, Inc., REIT(h)	1,155,989
964,211	Digital Core REIT Management Pte, Ltd. (Singapore)(h)	509,878
106,878	Digital Realty Trust, Inc., REIT(h)	12,934,376
17,913	Equinix, Inc., REIT(h)	13,009,495
83,729	Gaming and Leisure Properties, Inc., REIT(h)	3,813,856
259,618	Mercialys SA, REIT (France)(h)	2,336,135
148,647	Merlin Properties Socimi SA, REIT (Spain)(h)	1,250,692
2,362	Sekisui House Reit, Inc. (Japan)(h)	1,315,766
697,417	Stockland, REIT (Australia)(h)	1,745,475
316,973	VICI Properties, Inc., REIT(h)	9,223,914

		52,087,144

	Health Care – 1.2%
70,500	Chartwell Retirement Residences (Canada)	533,584
112,129	HealthCo, REIT (Australia)(h)	104,526

Shares		Value

	Health Care - (continued)
193,137	Healthpeak Properties, Inc., REIT(h)	$3,545,995
33,269	National Health Investors, Inc., REIT(h)	1,708,696
240,301	Sabra Health Care REIT, Inc.(h)	3,349,796
287,477	Ventas, Inc., REIT(h)	12,111,406
104,871	Welltower, Inc., REIT(h)	8,591,032

		29,945,035

	Hotels – 0.3%
48,738	DiamondRock Hospitality Co., REIT(h)	391,366
266,427	Host Hotels & Resorts, Inc., REIT(h)	4,281,482
2,393	Japan Hotel REIT Investment Corp. (Japan)(h)	1,249,478
124,660	Xenia Hotels & Resorts, Inc., REIT(h)	1,468,495

		7,390,821

	Office Properties – 0.4%
73,107	Alexandria Real Estate Equities, Inc., REIT(h)	7,318,010
91,340	Cousins Properties, Inc., REIT(h)	1,860,596

		9,178,606

	Real Estate Operation/Development – 0.4%
551,800	Capitaland Investment, Ltd. (Singapore)(h)	1,246,824
84,496	Castellum AB (Sweden)(h)	856,497
105,900	Mitsui Fudosan Co., Ltd. (Japan)(h)	2,332,343
775,585	Qualitas, Ltd. (Australia)(h)	1,141,716
1,167,450	RAM Essential Services Property Fund (Australia)(h)	503,777
46,400	Sumitomo Realty & Development Co., Ltd. (Japan)(h)	1,204,615
141,000	Sun Hung Kai Properties, Ltd. (Hong Kong)(h)	1,504,464
55,915	Vonovia SE (Germany)	1,339,628
78,676	Wihlborgs Fastigheter AB (Sweden)(h)	548,494

		10,678,358

	Regional Malls – 0.4%
64,764	Klepierre SA, REIT (France)(h)	1,585,784
74,325	Simon Property Group, Inc., REIT(h)	8,029,330

		9,615,114

	Residential – 0.2%
20,920	Equity LifeStyle Properties, Inc., REIT(h)	1,332,813
29,784	Sun Communities, Inc., REIT(h)	3,524,639

		4,857,452

	Shopping Centers – 1.0%
706,700	CapitaLand Integrated Commercial Trust, REIT (Singapore)(h)	953,703
47,491	Federal Realty Investment Trust, REIT(h)	4,304,109
289,014	Kite Realty Group Trust, REIT(h)	6,190,680
1,056,981	Lendlease Global Commercial, REIT (Singapore)(h)	420,584
658,780	Link, REIT (Hong Kong)(h)	3,221,127
29,637	Regency Centers Corp., REIT(h)	1,761,623
587,599	Scentre Group, REIT (Australia)(h)	923,333
492,165	SITE Centers Corp., REIT(h)	6,068,395

		23,843,554

	Storage – 0.9%
70,715	Big Yellow Group, PLC, REIT (United Kingdom)(h)	805,827
150,134	CubeSmart, REIT(h)	5,724,610
64,069	Extra Space Storage, Inc., REIT(h)	7,789,509
22,652	Public Storage Operating Co, REIT(h)	5,969,255
124,381	Safestore Holdings PLC, REIT (United Kingdom)(h)	1,111,250

		21,400,451

	Warehouse/Industrial – 1.4%
310,647	Centuria Industrial, REIT (Australia)(h)	597,491
646	CRE Logistics, Inc., REIT (Japan)(h)	709,191
179,000	Dream Industrial Real Estate Investment Trust, REIT (Canada)(h)	1,692,148

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

Shares		Value

	Warehouse/Industrial - (continued)
156,956	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	$439,457
1,905,907	ESR-LOGOS, REIT (Singapore)(h)	389,286
38,509	First Industrial Realty Trust, Inc., REIT(h)	1,832,643
48,283	Goodman Group, REIT (Australia)(h)	661,759
651	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)(h)	601,509
285	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)(h)	715,372
349,700	Nexus Industrial, REIT (Canada)(h)	1,851,164
54,226	Plymouth Industrial, Inc., REIT(h)	1,136,035
159,437	Prologis, Inc., REIT(h)	17,890,426
52,230	Rexford Industrial Realty, Inc., REIT(h)	2,577,550
189,331	Segro, PLC, REIT (United Kingdom)(h)	1,655,518
695,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))(h)	224,997
308,593	Tritax Big Box REIT, PLC (United Kingdom)(h)	525,168

		33,499,714

	Total Common Stocks	259,488,078

	(Cost $296,974,257)
Preferred Stocks - 1.4%
	Apartments/Single Family Residential – 0.0%
22,805	Agree Realty Corp., REIT, Series A, 4.25%	381,756
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	409,987
6,009	Series H, 6.25%	135,262
1,145	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	24,114

		951,119

	Diversified – 0.1%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	437,403
	Digital Realty Trust, Inc., REIT,
43,605	Series J, 5.25%	886,926
54,320	Series K, 5.85%	1,221,657
35,470	Series L, 5.20%	718,267

		3,264,253

	Hotels – 0.2%
60,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,228,569
24,740	DiamondRock Hospitality Co., REIT, 8.25%	630,623
68,345	Pebblebrook Hotel Trust, REIT, Series G, 6.38%	1,345,713
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	433,172
38,740	Series I, 5.70%	798,044

		4,436,121

	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	110,083
98,336	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	1,223,300
64,633	SL Green Realty Corp., REIT, Series I, 6.50%	1,221,563
	Vornado Realty Trust, REIT,
6,955	Series L, 5.40%	100,500
94,136	Series M, 5.25%	1,376,268
30,015	Series N, 5.25%	437,619
88,971	Series O, 4.45%	1,111,248

		5,580,581

	Shopping Centers – 0.3%
	Kimco Realty Corp., REIT,
3,333	Series L, 5.13%	70,560
15,798	Series M, 5.25%	340,763
	Regency Centers Corp., REIT,
63,325	Series A, 6.25%	1,551,463

Shares		Value

	Shopping Centers - (continued)
39,420	Series B, 5.88%	$941,744
18,450	RPT Realty, REIT, Series D, 7.25%	938,367
	Saul Centers, Inc., REIT,
9,150	Series D, 6.13%	192,150
26,573	Series E, 6.00%	560,690
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,264,449

		5,860,186

	Storage – 0.5%
13,790	National Storage Affiliates Trust, REIT, Series A, 6.00%	309,586
	Public Storage Operating Co, REIT,
29,855	Series F, 5.15%	680,097
23,185	Series G, 5.05%	536,269
215,638	Series H, 5.60%	5,237,847
10,735	Series J, 4.70%	210,084
49,245	Series L, 4.63%	970,126
39,060	Series M, 4.13%	701,908
28,080	Series O, 3.90%	472,867
46,600	Series P, 4.00%	808,510
10,735	Series Q, 3.95%	179,167
33,320	Series R, 4.00%	572,438
19,970	Series S, 4.10%	339,091

		11,017,990

	Telecommunications – 0.0%
	DigitalBridge Group, Inc.,
24,955	Series I, 7.15%	531,542
18,525	Series J, 7.13%	400,140

		931,682

	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
3,973	Series B, 5.88%	84,228
64,270	Series C, 5.63%	1,301,467

		1,385,695

	Total Preferred Stocks	33,427,627

	(Cost $40,452,853)

Par
Corporate Debt - 0.1%
	Office Properties – 0.0%
$ 785,000	Piedmont Operating Partnership LP, REIT, 9.25%, 7/20/2028	793,040

	Shopping Centers – 0.1%
1,152,000	Retail Opportunity Investments Partnership LP, REIT, 6.75%, 10/15/2028	1,137,813

	Total Corporate Debt	1,930,853

	(Cost $1,950,494)
Commercial Mortgage Backed Securities - 0.9%
	BANK, 144A
23,841,000	1.05%, 10/17/2052 Ser 2019-BN21, Class XF(i)	1,028,846
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF(i)	266,648
3,500,000	2.08%, 11/15/2062 Ser 2019-BN22, Class F(i)	1,393,098
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF	402,840
6,000,000	2.03%, 1/15/2063 Ser 2020-BN25, Class F(i)	2,330,233
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E	584,389
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F	669,825
	BENCHMARK Mortgage Trust, 144A
12,667,000	1.33%, 1/15/2051 Ser 2018-B1, Class XE(i)	549,016
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	718,433
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E	1,467,279

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

Par		Value

Commercial Mortgage Backed Securities (continued)
$ 6,500,000	1.14%, 8/15/2057 Ser 2019-B13, Class XF(i)	$287,924
2,750,000	CD Mortgage Trust, 3.25%, 8/15/2051 Ser 2018-CD7, Class D, 144A(i)	1,606,853
	Citigroup Commercial Mortgage Trust, 144A
5,000,000	0.74%, 11/10/2052 Ser 2019-GC43, Class XF(i)	146,207
3,750,000	0.74%, 11/10/2052 Ser 2019-GC43, Class XG(i)	109,103
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G	1,246,717
	Comm Mortgage Trust, 144A
1,693,515	4.62%, 12/10/2045 Ser 2012-CR5, Class E(i)	1,347,661
2,950,000	3.99%, 3/10/2046 Ser 2013-CR6, Class E(i)	1,899,297
	GS Mortgage Securities Trust,
2,000,000	4.40%, 8/10/2046 Ser 2013-GC14, Class F, 144A(i)	1,233,000
4,249,000	2.57%, 5/12/2053 Ser 2020-GC47, Class F, 144A(i)	1,686,160
1,500,000	3.57%, 5/12/2053 Ser 2020-GC47, Class D, 144A(i)	884,835
2,750,000	3.57%, 5/12/2053 Ser 2020-GC47, Class C(i)	1,915,060
2,629,600	Morgan Stanley Capital I Trust, 2.50%, 5/15/2054 Ser 2021-L5, Class F, 144A	913,262

	Total Commercial Mortgage Backed Securities	22,686,686

	(Cost $37,543,891)
Shares

Short-Term Investment - 1.1%
26,491,858	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 5.21%	26,491,858

	(Cost $26,491,858)
	Total Investments - 102.8%	2,469,696,016

	(Cost $2,337,308,030)
	Other Liabilities - (2.8)%.	(66,408,467)

	Net Assets - 100.0%	$2,403,287,549

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 13.2% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(f)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(g)	Partnership is not designated in units. The Fund owns approximately 38.1% of this Fund.
(h)	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 8 of the accompanying Notes to Financial Statements.
(i)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.

Portfolio Abbreviations:

144A - Rule 144A Security

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Industry	% of Net Assets

Diversified	90.8%
Apartments/Single Family Residential	2.4%
Warehouse/Industrial	1.5%
Storage	1.4%
Shopping Centers	1.4%
Health Care	1.2%
Short-Term Investment	1.1%
Commercial Mortgage Backed Securities	0.9%
Office Properties	0.6%
Hotels	0.5%
Real Estate Operation/Development	0.4%
Regional Malls	0.4%
Residential	0.2%
Telecommunications	0.0%
Liabilities in excess of Other Assets	(2.8)%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2023 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$2,337,308,030
Non-affiliated investment net unrealized appreciation	132,387,986

Total non-affiliated investment in securities, at fair value	2,469,696,016

Cash	1,165,284
Foreign Currency (Cost $79,455)	79,187
Receivables for:
Dividends and interest	16,528,003
Fund shares sold	906,936
Reclaims	108,492
Investments sold	30,198,769

Total receivables	47,742,200
Prepaid expenses	35,506

Total Assets	2,518,718,193

LIABILITIES:
Payables for:
Loan payable	107,000,000
Adviser fees	6,457,799
Investments purchased	572,290
Administrative fees	327,844
Professional fees	113,152
Custodian fees	101,541
Transfer agent fees	46,540
Accrued expenses and other liabilities	811,478

Total Liabilities(a)	115,430,644

NET ASSETS	$2,403,287,549

NET ASSETS consist of:
Paid-in capital	$2,280,763,965
Total distributable earnings	122,523,584

TOTAL NET ASSETS	$2,403,287,549

Net Assets	$2,403,287,549
Shares of beneficial interest outstanding (unlimited authorization)	90,717,041

Net asset value price per share (Net Assets/Shares Outstanding)	$26.49

(a)	See Note 9. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$39,068,453
Interest income	3,869,279
Less: foreign taxes withheld	(90,787)

Total Investment Income	42,846,945

Expenses:
Adviser fees (Note 4)	13,216,678
Interest and Line of Credit fees (Note 8)	3,676,955
Administration fees	446,778
Professional fees	292,264
Shareholder reporting fees	203,703
Directors’ fees (Note 4)	167,500
Transfer agent fees	150,958
Custodian fees	126,462
Registration fees	26,564
Other expenses	117,543

Total Expenses	18,425,405

Net Investment Income	24,421,540

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on non-affiliated investments	(37,776,040)
Net realized loss on foreign currency transactions	(17,388)
Net change in unrealized appreciation (depreciation) on non-affiliated investments and foreign currency	(96,945,764)

Net Realized and Unrealized Loss on Investments	(134,739,192)

Net Decrease in Net Assets Resulting from Operations	$(110,317,652)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$24,421,540	$54,997,622
Net realized gain (loss) on investments and foreign currency transactions	(37,793,428)	4,906,922
Net change in unrealized depreciation on investments and foreign currency	(96,945,764)	(259,037,997)

Net Decrease in Net Assets Resulting From Operations	(110,317,652)	(199,133,453)

Distributions to Shareholders from:
Net investment income and net realized gains	(24,421,540)	(63,850,961)
Return of capital	(27,081,585)	(54,801,322)

Total Distributions	(51,503,125)	(118,652,283)

Capital Share Transactions:
Shares issued	100,286,279	431,787,228
Reinvested dividends	7,902,979	19,609,910
Shares redeemed	(266,904,035)	(623,283,703)

Net Decrease in Net Assets
Resulting From Capital Share Transactions	(158,714,777)	(171,886,565)

Total Decrease in Net Assets	(320,535,554)	(489,672,301)

Net Assets:
Beginning of Period	$2,723,823,103	$3,213,495,404

End of Period	$2,403,287,549	$2,723,823,103

Share Transactions:
Shares sold	3,662,626	14,155,117
Shares issued in reinvestment of dividends	287,174	647,498
Shares redeemed	(9,715,361)	(20,580,639)

Net Decrease in Shares of Beneficial Interest Outstanding	(5,765,561)	(5,778,024)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2023 (Unaudited)

Cash Flows Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(110,317,652)
Adjustments to Reconcile Net Decrease in Net Assets Resulting
From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(101,164,380)
Proceeds from disposition of investment securities	264,114,278
Net sales of short-term investment securities	38,168,850
Net change in unrealized appreciation/depreciation on investments and foreign currency	96,945,764
Net realized loss from investments sold and foreign currency transactions	37,793,428
Net amortization/(accretion) of premium/(discount)	106,647
Decrease in dividends and interest receivable	1,591,635
Decrease in reclaims receivable	14,873
Decrease in prepaid expenses	133,810
Decrease in Adviser fees payable	(750,706)
Increase in administrative fees payable	169,867
Decrease in professional fees payable	(38,553)
Increase in custodian fees payable	76,257
Increase in transfer agent fees payable	18,640
Increase in accrued expenses and other liabilities	534,145

Net Cash Provided by Operating Activities	227,396,903

Cash Flows From Financing Activities:
Proceeds from line of credit	107,000,000
Repayment of line of credit	(145,000,000)
Proceeds from shares issued	101,369,242
Payments of shares redeemed	(266,904,035)
Dividends paid (net of reinvestment of dividends)	(43,600,146)

Net Cash Used by Financing Activities	(247,134,939)

Effect of exchange rate changes on foreign currency	(26,811)

Net Decrease in Cash	(19,764,847)

Cash and Foreign Currency:
Beginning of period	21,009,318

End of period	$1,244,471

Supplemental Disclosure of Cash Flow Information:
Interest paid during the period	$3,266,157
Reinvestment of dividends	7,902,979

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights

	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Net Asset Value, Beginning of Period	$28.23		$31.42	$27.57		$26.95	$28.22	$27.70
Income from Investment Operations:
Net investment income(a)	0.26		0.55	0.56		0.56	0.67	0.77
Net realized and unrealized gain (loss)	(1.46)		(2.58)	5.20		1.12	(0.74)	0.99

Total from investment operations	(1.20)		(2.03)	5.76		1.68	(0.07)	1.76

Less Distributions to Shareholders from:
Distribution from net investment income and net realized gains	(0.26)		(0.62)	(1.82	)(b)	(0.86)	(0.73)	(0.79)
Return of Capital	(0.28)		(0.54)	(0.09)		(0.20)	(0.47)	(0.45)

Total Distributions	(0.54)		(1.16)	(1.91)		(1.06)	(1.20)	(1.24)

Net Asset Value, End of Period	$26.49		$28.23	$31.42		$27.57	$26.95	$28.22

Total Return Based On Net Asset Value	(4.31	)%(c)	(5.92)%	21.04%		6.00%	(0.27)%	6.70%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$2,403,288		$2,723,823	$3,213,495		$2,496,261	$2,965,212	$2,797,314
Ratios of gross expenses to average net assets	1.45	%(d)	1.25%	1.24%		1.20%	1.19%	1.17%
Ratios of net expenses to average net assets	1.45	%(d)	1.25%	1.24%		1.20%	1.19%	1.17%
Ratios of net investment income to average net assets	1.92	%(d)	1.81%	1.90%		2.09%	2.37%	2.77%
Portfolio turnover rate	3.89	%(c)	24.11%	33.66%		26.19%	15.77%	13.48%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Includes one-time distribution of net realized gains of $0.74 per share paid on December 29, 2021.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2023, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2023, tax character of the distribution paid by the Fund was approximately $7,415,000 of ordinary income dividends, approximately $56,436,000 of long-term capital gains and approximately $54,801,000 of return of capital. For the year ended March 31, 2022, tax character of the distribution paid by the Fund was approximately $75,147,000 of ordinary income dividends, approximately $95,674,000 of long-term capital gains and approximately $8,593,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2023, the Fund had no capital loss carryovers available to offset future capital gains.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2023, the Fund elected to defer approximately $11,651,000 in qualified late year losses.

As of September 30, 2023, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $217,164,000, $(84,776,000) and $132,388,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2023, was approximately $2,337,308,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Fund will typically value it’s investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund will also review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.

Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appre-

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

ciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.

In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.

If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.

The September 30, 2023 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2023 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2023 is as follows:

	Total Market Value at 09/30/2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$259,488,078	$221,680,795	$37,807,283	$—
Preferred Stocks*	33,427,627	33,317,544	110,083	—
Corporate Debt*	1,930,853	—	1,930,853	—
Commercial Mortgage Backed Securities	22,686,686	—	22,686,686	—
Short-Term Investment	26,491,858	26,491,858	—	—

Subtotal	$344,025,102	$281,490,197	$62,534,905	$—

Private Investment Funds (held at NAV)*	2,125,670,914

Total	$2,469,696,016

*	See Portfolio of Investments for industry breakout.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of approximately $12,075,000 for the six months ended September 30, 2023, which are included within Adviser fees on the accompanying statement of operations.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.45% and 1.00%. The Fund incurred fees to the Sub-Advisers of approximately $1,142,000 for the six months ended September 30, 2023, which are included within Adviser fees on the accompanying statement of operations.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities, were approximately $100,764,000 and $263,704,000, respectively. For the six months ended September 30, 2023, the purchases and sales of U.S. Government securities were approximately $0 and $2,073,000, respectively.

NOTE 7. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2023 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

April 28, 2023	5%	4,869,002	16,542,285	29%	$136,080,727
July 28, 2023	5	4,726,573	16,491,796	29%	130,823,308

NOTE 8. LINE OF CREDIT

Before April 14, 2023, the Fund had its line of credit (“LOC”) with Zions Bancorporation N.A. dba Vectra Bank Colorado (“Vectra”) with borrowing capacity of $172,500,000. Borrowings, if any, under the LOC bore interest at the one-month Secured Overnight Financing Rate (SOFR), plus 1.60% at the time of borrowing. In addition, the Fund incurred a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”).

Effective April 14, 2023 the Fund terminated its Vectra LOC and opened a new LOC with Bank of America N.A. and increased its borrowing capacity from $172,500,000 to $245,000,000. Borrowings, if any, under the LOC bear interest at the Secured Overnight Financing Rate (SOFR) at the time of borrowing, plus 1.10%. In addition, the Fund incurs a Non-Utilization Fee equal to 0.25%-0.35% on the portion of the LOC not being used. As collateral for borrowings under the LOC, the Fund grants Bank of America a first position security interest in and lien on securities held by the Fund in a collateral account.

The Fund incurred interest expense of approximately $3,363,000 and other LOC fees equal to approximately $314,000 during the six months ended September 30, 2023. During periods of outstanding borrowing by the Fund, during the six months ended September 30, 2023, the average daily amount

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

of such borrowing was $106,114,754. The Fund’s outstanding borrowings from the LOC were $107,000,000 at September 30, 2023 at a rate of 6.42%. The Fund complied with all covenants of the LOC during the six months ended September 30, 2023.

NOTE 9. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deemsit in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2023, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	%of Net Assets

AEW Core Property (U.S.), LP	7/2/2013	95,812	—	$93,774	$106,296	$—	4.4%
AEW Value Investors US LP	8/17/2017	—	24.6%	56,521	60,766	—	2.5%
CBRE U.S. Core Partners LP	3/29/2018	99,566,418	—	150,673	177,274	—	7.4%
CBRE U.S. Logistics Partners LP	3/31/2022	155,124,479	—	200,060	204,439	—	8.5%
Clarion Gables Multifamily Trust LP	3/4/2019	68,736	—	89,526	108,640	—	4.5%
Clarion Lion Properties Fund LP	7/1/2013	128,870	—	177,320	213,878	—	8.9%
GI Partners ETS Fund	9/24/2021	72,769	—	83,414	88,455	16,861	3.7%
GWL U.S. Property Fund LP	12/30/2019	—	13.2%	120,240	135,891	—	5.7%
Harrison Street Core Property Fund	8/13/2014	66,554	—	92,207	103,105	—	4.3%
Heitman America Real Estate LP	12/2/2014	96,999	—	117,532	131,463	—	5.5%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	112,217	—	113,870	103,673	—	4.3%
Hines European Property Partners	11/3/2022	23,668	—	27,980	33,330	120,726	1.4%
Invesco Core Real Estate USA LP	12/31/2013	987	—	174,726	199,539	—	8.3%
Invesco Real Estate Asia Fund	9/30/2014	864,289	—	110,917	107,273	—	4.5%
RREEF America REIT II, Inc.	9/30/2013	874,442	—	104,522	121,690	—	5.1%
TA Realty Core Property Fund, LP	1/3/2022	29,449	—	46,059	41,564	—	1.7%
Trumbull Property Fund LP	9/30/2013	2,239	—	24,144	21,620	—	0.9%
Trumbull Property Income Fund, LP	4/1/2016	1,018	—	12,600	12,960	—	0.5%
US Government Building Open-End Feeder, LP	5/1/2014	—	1.7%	35,080	46,450	—	1.9%
USGBF Alpha Feeder LP	10/1/2021	—	38.1%	30,037	30,950	—	1.3%
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	61,016	—	72,693	76,415	27,006	3.2%

Total				$1,933,895	$2,125,671	$164,593	88.5%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.

(b)	Initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)

AEW Core Property (U.S.), LP	Partial			Quarterly
AEW Value Investors US LP	Full			Quarterly
CBRE U.S. Core Partners LP	Partial			Quarterly
CBRE U.S. Logistics Partners LP		Full	Initial contributions have a three-year lock-up	Quarterly
Clarion Gables Multifamily Trust LP	Partial			Quarterly
Clarion Lion Properties Fund LP	Partial			Quarterly
GI Partners ETS Fund		Full	Initial contributions have a three-year lock-up	Quarterly
GWL U.S. Property Fund LP	Partial			Quarterly

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
Harrison Street Core Property Fund				Quarterly
Heitman America Real Estate LP	Partial			Quarterly
Heitman Core Real Estate Debt Income Trust LP	Partial			Quarterly
Hines European Property Partners		Full	Initial contributions have a three-year lock-up	Quarterly
Invesco Core Real Estate USA LP	Partial			Quarterly
Invesco Real Estate Asia Fund	Partial			Quarterly
RREEF America REIT II, Inc.	Partial			Quarterly
TA Realty Core Property Fund, LP	Partial			Quarterly
Trumbull Property Fund LP	Full			Quarterly
Trumbull Property Income Fund, LP	Full			Quarterly
US Government Building Open-End Feeder, LP				Quarterly
USGBF Alpha Feeder LP		Full	Contributions have a two-year lock-up	Quarterly
Walton Street Real Estate Core-Plus Fund, LP		Full	Contributions have a two-year lock-up	Quarterly

(a)

The Fund submitted a redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2020, the SEC adopted a final rule (Rule 2a-5) under the 1940 Act addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The rule became effective March 8, 2021, and the Fund adopted the requirements of the rule as of September 8, 2022. The rule does not materially impact the financial statements.

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions “ASU 2022-03”, which clarifies guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit its sale. The guidance is effective for fiscal years beginning after December 15, 2024. The Adviser has assessed and does not expect a material impact to the financial statements as a result of the ASU 2022-03.

In September 2023, the SEC adopted amendments to the 1940 Act “Names Rule” addressing fund names, investments, and risks. The amendments modernize and enhance the Names Rule and other names-related regulatory requirements. The amendments include enhanced disclosure requirements for terminology used in fund names and additional regulatory reporting. The Names Rule will be effective December 2023, and the Fund will have 24 months to comply. The Adviser is currently evaluating any expected impacts to the Fund.

NOTE 11. SUBSEQUENT EVENTS

The Fund offered to repurchase 5% of its outstanding shares, representing 4,602,084 shares, with respect to its October 27, 2023 Repurchase Offer. Shareholders actually tendered 16,788,256 total shares for repurchase. The Fund repurchased 27.4% of total tendered shares, representing approximately $119,286,000.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Elections of Directors:

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 25, 2023, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement dated October 11, 2022, between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) (the “Security Capital Sub-Advisory Agreement”) and (3) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”) (the “Principal Sub-Advisory Agreement” and together with the Security Capital Sub-Advisory Agreement, the “ Sub-Advisory Agreements,” which together with the Management Agreement are referred to as the “Agreements”). In preparation for that meeting, the Independent Directors met on May 15, 2023 and May 24, 2023, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the continuance of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors and to determine any additional information to be requested, which supplemental information was provided either in advance of the May 25, 2023 Investment Committee meeting (the “May Investment Committee Meeting”) or discussed at the meeting (the “Responses”). At the May Investment Committee Meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session of the May Investment Committee Meeting with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreement

Matters considered by the Board in connection with its approval of the Existing Management Agreement and New Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and an update on the role of Colliers International Group Inc. as majority owner of the Adviser and its impact on the Adviser’s operations, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in third party private funds and domestic and international publicly traded real estate securities. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund’s assets and the multi-step process for the selection of private funds for investment of Fund assets. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective, the review of leverage and compliance updates, and the holding of due diligence meetings. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

Performance: The Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of seeking consistent current income, with a secondary objective of capital preservation and long-term capital appreciation. The Board considered the Adviser’s success in seeking to achieve these objectives by allocating capital primarily among a select group of investment managers with expertise in managing portfolios of direct real estate and real estate-related securities. The Board considered the returns of the Fund for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2023 and compared the Fund’s returns for the one-year, three-year, five-year and ten-year periods to the NCREIF Fund Index - Daily Priced. The Board also considered the income distributions from the Fund. The Board considered the returns of the Fund for the one-year, three-year, and five-year periods ended March 31, 2023, as compared to a peer group of closed-end interval funds (the “Peer Group”) provided by the Adviser with a performance history to use for performance comparisons. The Adviser explained that the Peer Group was comprised of five other interval funds that provide access to both private and public real estate using active management, but only four of the funds had performance history. The Adviser discussed the reasons for differences in the performance of the Fund and the Peer Group. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Fund directly pays the sub-advisory fees of Security Capital and Principal, and considered the aggregate fee paid by the Fund for advisory services. The Board also reviewed a breakdown of other Fund expenses. The Board noted that the Adviser did not manage any other funds or accounts with investment strategies substantially similar to those of the Fund. The Board considered the aggregate advisory fee and the total expense ratio of the Fund in comparison to the Peer Group. The Board also considered the Adviser’s representation that it had no other client with a comparable investment strategy to the Fund. The Board compared the advisory fee and total expense ratio of the funds in the Peer Group with those of the Fund and considered that the Fund’s advisory fee and total expense ratio were each below the average and median of the Peer Group. Considering these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund and the expenses paid by the Adviser. As a part of this consideration, the Board reviewed the Adviser’s 2021 and 2020 audited financial statements and the unaudited financial statements as of and for the years ended December 31, 2022 and 2021. The Board reviewed information provided by the Adviser regarding Fund profitability for 2022 and the trend in profitability from the fund complex for 2021 and 2022, along with the Adviser’s methodology for computing profitability. The Board also received publicly available profitability information for publicly traded investment management companies. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund and the competitive level of the Fund’s advisory fee within its Peer Group, as well as the additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term ending August 1, 2024 was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Sub-Advisory Agreements

Consideration by the Board of the renewal of the Sub-Advisory Agreements was based on information provided by the Adviser and the Sub-Advisers in the Responses, as well as information received at regular meetings throughout the year. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser under its Sub-Advisory Agreement were satisfactory.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-Advisory Agreement. For Security Capital, performance information was reviewed for the one-year, three-year, five-year, and since inception (December 13, 2013) periods through March 31, 2023. For Principal, performance information was reviewed for the one-year, three-year, five-year and since inception (March 13, 2017) periods through March 31, 2023. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Fund directly pays the sub-advisory fees. In addition, in evaluating the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. The Board noted that the Adviser had previously negotiated additional breakpoints or lower fees in the Sub-Advisory Agreements if higher asset levels were met, effective June 1, 2021, which would result in lower fees to shareholders at such higher asset levels. In addition, for Security Capital, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios and asset levels. For Principal, the Board was advised that the Adviser determined the sub-advisory fee to be competitive.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 1, 2024 was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) As of this filing William Fuhs, previously identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR, is no longer a portfolio manager of the registrant. He does remain a member of the Adviser’s Investment Committee.

As of this filing Ken Statz, previously identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR, is no longer a portfolio manager of Security Capital, a sub-adviser to the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)* /s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2023

By (Signature and Title)* /s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	12/1/2023

* Print the name and title of each signing officer under his or her signature.